SUPPLEMENT DATED August 26, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2004

           WEALTHQUEST III VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT
                                    ISSUED BY
                       AMERICAN NATIONAL INSURANCE COMPANY
                                   THROUGH ITS
                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT


This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

As American National Insurance Company will be closed for business on Friday December 31, 2004 in observation of the New Year Holiday, the term Valuation Date as defined in the Glossary is amended to also except December 31.